Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Schedule of activity in allowance of credit losses

	Three Months Ended September 30,		Nine Months Ended September 30,
(Thousands)	2022	2021	2022	2021
Balance at beginning of period	$2,392	$3,666	$3,749	$3,977
Charged to selling, general and administrative expense	364	19	1,286	119
Write-offs	(9)	(119)	(2,288)	(530)
Total	$2,747	$3,566	$2,747	$3,566

	Year Ended	Year Ended
(Thousands)	December 31, 2021	December 31, 2020
Balance at beginning of period	$3,977	$606
Charged to selling, general and administrative expense	439	4,452
Write-offs and adjustments	(667)	(1,081)
Total	$3,749	$3,977